SIGNIFICANT ACCOUNTING POLICIES (Details) ¥ in Thousands				12 Months Ended
	Apr. 01, 2019	May 01, 2018	Apr. 30, 2018	Dec. 31, 2022 CNY (¥) $ / ¥	Dec. 31, 2022 CNY (¥) $ / ¥	Dec. 31, 2022 CNY (¥) USD ($) $ / ¥	Dec. 31, 2022 CNY (¥) customer $ / ¥	Dec. 31, 2022 CNY (¥) $ / ¥	Dec. 31, 2022 CNY (¥) installment $ / ¥	Dec. 31, 2021 CNY (¥) customer	Dec. 31, 2020 CNY (¥) customer	Dec. 31, 2022 USD ($) $ / ¥
SIGNIFICANT ACCOUNTING POLICIES
Impairment loss related to acquired intangible assets					¥ 0					¥ 0	¥ 0
Goodwill impairment					0					0	0
Allowance for doubtful accounts				¥ 1,466	1,466	¥ 1,466	¥ 1,466	¥ 1,466	¥ 1,466	814
Unrealized gains on available-for-sale investments					¥ 2,006					1,240	1,243
Lease term				4 years	4 years	4 years	4 years	4 years	4 years			4 years
Impairment losses on equity method investments					¥ 0					0	0
Unrealized (losses) / gains on available-for-sale investments					40,140					1,345	(22,583)
Investment held					0					0
Percentage of total revenues								26.10%
Value added tax rate	13.00%	16.00%	17.00%					6.00%
Advertising expenses					172,577					151,744	136,974
Government subsidy recognized as income					41,054					23,140	13,461
Government subsidy, cost of revenue					53,563					103,660	10,408
Government subsidies other current liabilities				¥ 1,745	1,745	¥ 1,745	¥ 1,745	¥ 1,745	¥ 1,745	3,129
Government subsidies other non-current liabilities				162,602	162,602	162,602	162,602	162,602	162,602	175,053
Cash and cash equivalents				¥ 886,632	¥ 886,632	¥ 886,632	¥ 886,632	¥ 886,632	¥ 886,632	1,468,499		$ 128,550,000
Foreign currency exchange rate | $ / ¥				6.8972	6.8972	6.8972	6.8972	6.8972	6.8972			6.8972
Product warranty term for one customer				12 months
U.S. Dollar Denominated
SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents				¥ 263,400	¥ 263,400	¥ 263,400	¥ 263,400	¥ 263,400	¥ 263,400	435,205
RMB
SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents				¥ 565,721	565,721	¥ 565,721	¥ 565,721	¥ 565,721	¥ 565,721	990,222
General and administrative expenses
SIGNIFICANT ACCOUNTING POLICIES
Transaction gains					¥ 12,086					¥ 18,156	¥ 27,451
Smart wearable devices
SIGNIFICANT ACCOUNTING POLICIES
Percentage of sales revenue								41.00%		53.50%	69.00%
Number of customers						1	1			1	1
Number of payment installments from customer | installment									2
Percentage of second installment payment receivable								50.00%
Self-branded products and others
SIGNIFICANT ACCOUNTING POLICIES
Percentage of sales revenue								59.00%		46.50%	31.00%
Minimum
SIGNIFICANT ACCOUNTING POLICIES
Deposit								30.00%
Minimum | Trademark and patents
SIGNIFICANT ACCOUNTING POLICIES
Useful lives				5 years
Maximum
SIGNIFICANT ACCOUNTING POLICIES
Deposit								75.00%
Maximum | Trademark and patents
SIGNIFICANT ACCOUNTING POLICIES
Useful lives				10 years